PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Provisions
Provisions at beginning of year	$ 417	$ 417
Charge to income statement	128	151
Release to income statement	(3)
Unwinding of discount	8	8
Utilised	(192)	(157)
Acquisitions		3
Exchange adjustment	(1)	1
Provisions at end of year	357	417	$ 417
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	29	40
Charge to income statement	115	124
Release to income statement	(2)
Utilised	(124)	(136)
Exchange adjustment		1
Provisions at end of year	18	29	40
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	336	315
Charge to income statement		17	121
Unwinding of discount	8	8
Utilised	(55)	(4)
Provisions at end of year	289	336	315
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	52	62
Charge to income statement	13	10
Release to income statement	(1)
Utilised	(13)	(17)
Acquisitions		3
Exchange adjustment	(1)
Provisions at end of year	$ 50	$ 52	$ 62